LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN TAX EXEMPT BOND FUND

April 6, 1998

Dear Shareholder:

We are pleased to report the J.P. Morgan Tax Exempt Bond Fund posted a healthy gain of 4.19% for the six months ending February 28, 1998. While the fund underperformed the 4.38% return of its benchmark for the period (the Lehman 1-16 year Muni Bond Index), it ranked in line with the 4.07% return of its competitors as measured by the Lipper Intermediate Muni Debt Bond Funds Average. The fund's 30-day SEC yield, at 3.83%, translates to a pre-tax equivalent yield of 6.34%, assuming a 39.6% tax rate.

The fund's net asset value, at $12.07 on February 28, 1998, was up from $11.85 per share on August 31, 1997. Dividends of approximately $0.27 per share were paid, substantially all of which were tax exempt. The fund's net assets increased to $432,326,802 from $401,006,516 while the net assets of the Tax Exempt Bond Portfolio, in which the fund invests, were $675,079,795.

The report that follows includes an interview with Elaine Young and Robert Meiselas, both members of the portfolio management team responsible for the fund. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.


Sincerely yours,

/s/ Ramon de Oliveira                              /s/ Keith M. Schappert

Ramon de Oliveira                                  Keith M. Schappert
Chairman of Asset Management Services              President of Asset
J.P. Morgan & Co. Incorporated                     Management Services
                                                   J.P. Morgan & Co.
                                                   Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS                       GLOSSARY OF TERMS. . . . . . . . . 6

LETTER TO THE SHAREHOLDERS . . . . 1    FUND FACTS AND HIGHLIGHTS. . . . . 7

FUND PERFORMANCE . . . . . . . . . 2    SPECIAL FUND-BASED SERVICES. . . . 8

PORTFOLIO MANAGER Q & A. . . . . . 3    FINANCIAL STATEMENTS . . . . . . . 10

--------------------------------------------------------------------------------

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years. Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                  TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                             ----------------    -----------------------------------
                                             THREE      SIX      ONE       THREE     FIVE       TEN
AS OF FEBRUARY 28, 1998                      MONTHS    MONTHS    YEAR      YEARS     YEARS     YEARS
-------------------------------------------------------------    -----------------------------------
J.P. Morgan Tax Exempt Bond Fund             2.16%     4.19%     7.09%     6.86%     5.38%     6.84%

Lehman 1-16 year Muni Bond Index*            2.31%     4.38%     7.71%     7.50%     5.87%     7.35%

Lipper Intermed. Muni Debt Bond Funds Avg.   2.14%     4.07%     7.10%     6.78%     5.45%     6.83%


AS OF DECEMBER 31, 1997
-------------------------------------------------------------    -----------------------------------
J.P. Morgan Tax Exempt Bond Fund             2.17%     4.65%     7.42%     8.04%     6.10%     7.13%

Lehman 1-16 year Muni Bond Index*            2.20%     4.89%     7.80%     8.55%     6.61%     7.57%

Lipper Intermed. Muni Debt Bond Funds Avg.   2.11%     4.56%     7.16%     7.98%     6.12%     7.09%




*PRIOR TO MAY 1, 1997, THE BENCHMARK WAS THE LEHMAN QUALITY INTERMEDIATE MUNI BOND INDEX. COMMENCING MAY 1, 1997, THE BENCHMARK IS THE LEHMAN 1-16 YEAR MUNI BOND INDEX. THE LEHMAN QUALITY INTERMEDIATE MUNI BOND INDEX IS AN INDEX CREATED BY LEHMAN BROTHERS OF HIGH QUALITY MUNICIPAL BONDS RATED A OR BETTER WITH INTERMEDIATE MATURITIES (APPROXIMATELY 7 YEARS). LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS.

PORTFOLIO MANAGER Q&A


This interview was conducted with Elaine Young and Robert Meiselas, both members of the portfolio management team responsible for managing The Tax Exempt Bond Portfolio in which the fund invests.

[PHOTO]

ELAINE YOUNG, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds. In Ms. Young's previous position at Morgan, she traded tax-exempt securities. Elaine joined Morgan in 1994 after five years of municipal trading experience at Scudder, Stevens, and Clark. She graduated from New York University with a B.S. degree in 1986 and an M.B.A. in Finance in 1989. Elaine is also a Chartered Financial Analyst.

[PHOTO]

ROBERT MEISELAS, VICE PRESIDENT, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds, including tax exempt private placements. Mr. Meiselas is a CPA and joined J.P. Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. Bob also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. Bob is a graduate of St. Johns University and has completed graduate work at Long Island University in the field of taxation.

This interview was conducted on April 2, 1998 and represents both Bob and Elaine's views on that date.

LET'S START OFF BY GETTING A GENERAL BACKDROP. WHAT HAS GONE ON IN THE TAX-EXEMPT BOND MARKET OVER THE PAST SIX MONTHS?

EY: The single biggest event that occurred in all the bond markets was the continued decline of rates, in part due to the Asian crisis and the expectation that interest rates would decline as the U.S. economy cooled. That's not necessarily what people are thinking at this moment, but that's been the common denominator over the past few months. Another factor has been the good news on inflation, which has continued to be extremely low. All together, rates declined 15 to 25 basis points over the past six months in the muni bond market, while Treasury rates declined even more.

SUPPLY IS ALWAYS AN IMPORTANT ISSUE IN THE MUNICIPAL BOND MARKET. HAS THERE BEEN AN AMPLE SUPPLY DURING THE PERIOD?

EY: Over the last few months, we've seen supply increase from a very limited number of bonds available in December, which is typically slow, to record amounts of issuance in January and February.

RM: We've been expecting a pick up in the supply of munis because, with interest rates generally low, the economics of refinancing has become more attractive to borrowers.

THAT'S A VERY DIFFERENT STORY FROM A COUPLE OF YEARS AGO WHEN GOVERNMENTS WERE CUTTING BACK ON SPENDING, AND THERE WEREN'T MANY NEW ISSUES TO BE HAD, ISN T IT?

RM: Yes. It's also a different economy. There was a balance-the-budget mind set a couple of years ago. People didn't want to issue bonds because they thought there was a direct cause and effect relationship between budget deficits and financing projects that needed to get done. In my opinion, everyone's feeling a little more comfortable about having more money to spend. Governments are reporting balanced budgets and people are perhaps a little more liberal in allowing bond deals to come along.

EY: State coffers are in better shape and voters have been more inclined to approve new issues. There's also been some pent-up need. There was a lack of infrastructure spending for a few years, and that has a way of catching up. Even if governments have become somewhat more fiscally responsible, they still have projects that need to get done.

FOR THE PERIOD UNDER REVIEW, THE FUND OUTPERFORMED THE LIPPER INTERMEDIATE MUNICIPAL DEBT BOND FUNDS AVERAGE BUT UNDERPERFORMED ITS BENCHMARK, THE LEHMAN 1-16 YEAR MUNICIPAL BOND INDEX. WHY?

RM: That's difficult to pin down. It's important to remember that you can't buy the Lehman Muni Index. It's not like an equity index such as the S&P 500 which can be replicated. The index also automatically replaces bonds, whereas in a fund, that requires buying and selling which involves tax considerations. If a transaction is going to generate a large taxable gain, we may not execute that transaction because we are evaluating it on an after-tax basis. In short, the Lehman Muni Index is a guide to tell investors and tell us what is the general direction of interest rates and the market.

EY: As far as edging out the competition, I would largely attribute it to our disciplined process. We don't take big risks. We try to buy bonds that are undervalued and sell the ones that are overvalued based on our internal credit research. It also helps to have a dedicated trading desk. Execution is extremely important in the municipal market. Another plus has come from buying AMT bonds and private placements -- both provide additional yield without additional credit risk.

TELL US MORE ABOUT THE PRIVATE PLACEMENTS.

EY: We are able to successfully take advantage of private placements because of our extensive credit research capabilities. The private placements in the fund are typically BBB or above. When we are confident in knowing the credit risk of the issuer, the fund can benefit from the additional yield available by cutting out the administrative middle men normally involved in issuance. In our view, we get an additional 40 basis points or more in yield without taking on additional credit risk. It's another way of taking incremental steps to add value.

ARE THERE OTHER DIFFERENCES BETWEEN THE PORTFOLIO OF THIS FUND AND THE TYPICAL MUNICIPAL BOND PORTFOLIO?

EY: We emphasize premium bonds as opposed to discount bonds, which is an advantage in a rising rate environment. Discount bonds have an additional tax burden. That's something we try to minimize.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS? AND HOW ARE YOU POSITIONING THE PORTFOLIO?

RM: Currently, the duration of the portfolio is slightly long. We are mildly bullish on interest rates for the next few months. We think the Fed will remain on hold until the financial situation in Asia stabilizes and that interest rates will remain in a fairly narrow range. If wage inflation becomes more apparent, we may see pressure on profit margins. If this causes the stock market to crack a little, we could see increased demand for bonds.

GLOSSARY OF TERMS


BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%) while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A line graph showing interest rates at a point in time, from the shortest maturity to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Typically interest rates rise with increasing time to maturity.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1.0% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payments until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

FUND FACTS


INVESTMENT OBJECTIVE
J.P. Morgan Tax Exempt Bond Fund seeks to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax-exempt obligations and who are willing to incur the greater price fluctuation of longer-term instruments.

--------------------------------------------------------------------------------
INCEPTION DATE
10/3/84

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 2/28/98
$432,326,802

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 2/28/98
$675,079,795

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/11/98


EXPENSE RATIO
The fund's current expense ratio of 0.64% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring dividend or redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF FEBRUARY 28, 1998

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)


[CHART]

REVENUE BONDS 54.0%
GENERAL OBLIGATIONS 41.1%
SHORT-TERM 4.4%
PRIVATE PLACEMENTS 0.5%


30-DAY SEC YIELD
3.83%

DURATION
5.63 years

SPECIAL FUND-BASED SERVICES


PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

- make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

-    make investments through the diversified family of J.P. Morgan funds.

PAAS is available to clients who invest a minimum of $500,000 in the funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, J.P. Morgan funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH
Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The J.P. Morgan Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

The fund invests through a master portfolio (another fund with the same objective). Opinions expressed herein are based on current market conditions and are subject to change without notice. Income may be subject to state and local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

J.P. MORGAN TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Bond Portfolio
  ("Portfolio"), at value                          $431,188,611
Receivable for Shares of Beneficial Interest Sold     1,770,003
Prepaid Trustees' Fees                                      951
Prepaid Expenses and Other Assets                         1,642
                                                   ------------
    Total Assets                                    432,961,207
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                       297,209
Payable for Shares of Beneficial Interest
  Redeemed                                              229,358
Shareholder Servicing Fee Payable                        65,589
Administrative Services Fee Payable                       9,841
Administration Fee Payable                                1,681
Fund Services Fee Payable                                    79
Accrued Expenses                                         30,648
                                                   ------------
    Total Liabilities                                   634,405
                                                   ------------

NET ASSETS
Applicable to 35,817,977 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $432,326,802
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $12.07
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $405,789,383
Undistributed Net Investment Income                       2,388
Accumulated Net Realized Gain on Investment             429,799
Net Unrealized Appreciation of Investment            26,105,232
                                                   ------------
    Net Assets                                     $432,326,802
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $10,412,933
Allocated Portfolio Expenses                                     (750,218)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                 9,662,715
FUND EXPENSES
Shareholder Servicing Fee                          $403,414
Administrative Services Fee                          60,874
Transfer Agent Fees                                  22,058
Registration Fees                                     9,779
Fund Services Fee                                     7,223
Administration Fee                                    5,329
Trustees' Fees and Expenses                           3,414
Miscellaneous                                        20,547
                                                   --------
    Total Fund Expenses                                           532,638
                                                              -----------
NET INVESTMENT INCOME                                           9,130,077
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                       261,874
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                           6,948,931
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $16,340,882
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1998     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1997
                                                   -----------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      9,130,077    $    17,545,924
Net Realized Gain on Investment Allocated from
  Portfolio                                                 261,874            807,123
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                     6,948,931          6,508,431
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         16,340,882         24,861,478
                                                   -----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (9,130,077)       (17,545,924)
Net Realized Gain                                          (119,011)          (701,935)
                                                   -----------------   ---------------
    Total Distributions to Shareholders                  (9,249,088)       (18,247,859)
                                                   -----------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         98,607,812        174,721,385
Reinvestment of Dividends and Distributions               7,382,057         14,617,992
Cost of Shares of Beneficial Interest Redeemed          (81,761,377)      (164,933,952)
                                                   -----------------   ---------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                24,228,492         24,405,425
                                                   -----------------   ---------------
    Total Increase in Net Assets                         31,320,286         31,019,044
NET ASSETS
Beginning of Period                                     401,006,516        369,987,472
                                                   -----------------   ---------------
End of Period (including undistributed net
  investment income of $2,388 and $2,388,
  respectively)                                    $    432,326,802    $   401,006,516
                                                   -----------------   ---------------
                                                   -----------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                       FOR THE
                                                   SIX MONTHS ENDED
                                                     FEBRUARY 28,             FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                         1998         ----------------------------------------------------
                                                     (UNAUDITED)        1997       1996       1995       1994       1993
                                                   ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD               $         11.85    $  11.63   $  11.73   $  11.45   $  12.04   $  11.60
                                                   ----------------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.27        0.55       0.55       0.55       0.51       0.55
Net Realized and Unrealized Gain (Loss) on
  Investments                                                 0.22        0.24      (0.08)      0.29      (0.35)      0.56
                                                   ----------------   --------   --------   --------   --------   --------
Total from Investment Operations                              0.49        0.79       0.47       0.84       0.16       1.11
                                                   ----------------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                        (0.27)      (0.55)     (0.55)     (0.55)     (0.51)     (0.55)
Net Realized Gain                                            (0.00)(a)    (0.02)    (0.02)     (0.01)     (0.24)     (0.12)
                                                   ----------------   --------   --------   --------   --------   --------
Total Distributions to Shareholders                          (0.27)      (0.57)     (0.57)     (0.56)     (0.75)     (0.67)
                                                   ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                     $         12.07    $  11.85   $  11.63   $  11.73   $  11.45   $  12.04
                                                   ----------------   --------   --------   --------   --------   --------
                                                   ----------------   --------   --------   --------   --------   --------
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  4.19%(b)     6.95%     4.01%      7.63%      1.35%      9.88%
Net Assets, End of Period (in thousands)           $       432,327    $401,007   $369,987   $352,005   $392,460   $485,013
Ratios to Average Net Assets
  Expenses                                                    0.64%(c)     0.64%     0.64%      0.71%      0.71%      0.74%
  Net Investment Income                                       4.53%(c)     4.67%     4.67%      4.87%      4.39%      4.64%

------------------------
(a) Less than $0.01 per share.

(b) Not annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Tax Exempt Bond Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund, prior to its tax-free reorganization on July 11, 1993 to a series of the trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). Prior to January 1, 1998, the trust's and the fund's names were The JPM Pierpont Funds and The JPM Pierpont Tax Exempt Bond Fund, respectively.

The fund invests all of its investable assets in The Tax Exempt Bond Portfolio (the "portfolio"), a diversified open-end management company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (64% at February 28, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1 of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund is treated as a separate entity for federal income tax purposes. The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

J.P. MORGAN TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund, and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended February 28, 1998, the fee for these services amounted to $5,329.

   b) The trust, on behalf of the fund, has an Administrative Services agreement (the "Services agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule:
      0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended February 28, 1998, the fee for these services amounted to $60,874.

   c) The trust, on behalf of the fund, has a Shareholder Servicing agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.20% of the average daily net assets of the fund. For the six months ended February 28, 1998, the fee for these services amounted to $403,414.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab agreements; however, in the event the Services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services agreement with Pierpont Group, Inc. ("group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of group. The fund's allocated portion of group's costs in performing its services amounted to $7,223 for the six months ended February 28, 1998.

J.P. MORGAN TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of group and receives compensation and employee benefits from group in his role as group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,500.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1998     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1997
                                                   -----------------   ---------------
Shares sold......................................         8,177,348        14,821,524
Reinvestment of dividends and distributions......           614,389         1,242,353
Shares redeemed..................................        (6,801,310)      (14,047,227)
                                                   -----------------   ---------------
Net Increase.....................................         1,990,427         2,016,650
                                                   -----------------   ---------------
                                                   -----------------   ---------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement ( the "agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the agreement. The maximum borrowing under the commitment agreement is $100,000,000. Prior to January 26, 1998 the maximum borrowing under the agreement was $150,000,000. The agreement expires on May 27, 1998, however, the fund and the affiliated lenders as party to the agreement will have the ability to extend the agreement and continue their participation therein for additional 364 days. The purpose of the agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocable to the funds in accordance with procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the agreement as of February 28, 1998.

The Tax Exempt Bond Portfolio
Semi-annual Report February 28, 1998
(unaudited)
(The following pages should be read in conjunction with J.P. Morgan Tax Exempt Bond Fund
Semi-annual Financial Statements)

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
LONG-TERM INVESTMENTS (97.2%)
ALABAMA (0.5%)
    $ 1,000      Alabama Mental Health Finance Authority,
                   (Special Tax Obligation, Prerefunded,
                   Series 1989, due 05/01/01), MBIA
                   Insured...............................      RB     Aaa/AAA   05/01/99(a)    7.375% $ 1,060,620
      1,410      Childersburg Industrial Development
                   Board, (PCR, Kimberly Clark Corp.
                   Project, Escrowed to Maturity, due
                   11/15/99).............................      RB      Aa2/AA   05/15/98(a)    7.400    1,470,165
      1,000      Daphne Special Care Facilities Financing
                   Authority, (Presbyterian Retirement,
                   Prerefunded, Series A, due
                   08/15/18).............................      RB      NR/NR    08/15/01(a)    7.300    1,102,540
                                                                                                      -----------
                     TOTAL ALABAMA.......................                                               3,633,325
                                                                                                      -----------

ALASKA (1.7%)
      2,000      Anchorage, (Prerefunded, Series 1991,
                   due 07/01/02), MBIA Insured...........      GO     Aaa/AAA   07/01/01(a)    6.600    2,158,300
      1,075      Anchorage, (Refunding, Series 1989, due
                   06/01/03), AMBAC Insured..............      GO     Aaa/AAA   06/01/99(a)    7.100    1,127,127
      1,000      Anchorage, (Series A), AMBAC Insured....      GO     Aaa/AAA   02/01/00       6.850    1,053,130
      3,000      North Slope Borough, (Series A), MBIA
                   Insured...............................      GO     Aaa/AAA   06/30/00       5.550    3,107,340
      2,500      North Slope Borough, Zero Coupon,
                   (Capital Appreciation, Series B), MBIA
                   Insured...............................      GO     Aaa/AAA   01/01/99       0.000    2,424,925
      2,200      North Slope Borough, Zero Coupon,
                   (Capital Appreciation, Series B), MBIA
                   Insured...............................      GO     Aaa/AAA   06/30/01       0.000    1,918,114
                                                                                                      -----------
                     TOTAL ALASKA........................                                              11,788,936
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
ARIZONA (1.0%)
    $ 1,000      Maricopa County School District #11,
                   (Peoria Unified School Improvement,
                   Prerefunded, Series H, due 07/01/05),
                   MBIA Insured..........................      GO     Aaa/AAA   07/01/99(a)    7.000% $ 1,091,480
      1,750      Phoenix, (Refunding, Series C)..........      GO     Aa1/AA+   07/01/02       6.375    1,909,792
      3,315      Salt River Project, (Agricultural
                   Improvement & Power District, Salt
                   River Project, Refunding, Series A)...      RB      Aa2/AA   01/01/06       6.000    3,693,374
                                                                                                      -----------
                     TOTAL ARIZONA.......................                                               6,694,646
                                                                                                      -----------

CALIFORNIA (4.9%)
      5,210      California..............................      GO      A1/A+    10/01/09       6.000    5,907,411
      2,520      California Department of Water
                   Resources, (Central Valley Project,
                   Water Systems Service, Refunding,
                   Series J-1)...........................      RB      Aa2/AA   12/01/12       7.000    3,124,976
      2,750      California Pollution Control Financing
                   Authority (PCR, Laidlaw Environmental,
                   Refunding, Series A)..................      RB      NR/NR    07/01/07       6.700    2,888,792
      6,000      California State........................      GO      A1/A+    02/01/08       6.500    6,984,780
      1,000      California State, AMBAC/MBIA Insured....      GO     Aaa/AAA   09/01/06       6.500    1,163,150
        569      Kaweah Delta Hospital District, Tulare
                   County, (Series D)....................      PP      NR/A+    06/01/14       4.350      570,656
      1,049      Kaweah Delta Hospital District, Tulare
                   County, (Series E)....................      PP      NR/A+    06/01/14       5.250    1,068,879
      1,618      Kaweah Delta Hospital District, Tulare
                   County, (Series G)....................      PP      NR/A+    06/01/04       6.400    1,676,816
      4,200      Los Angeles County Public Works
                   Financing Authority, (Regional Park
                   and Open Space District, Series A)....      RB      Aa3/AA   10/01/07       5.375    4,539,066

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
CALIFORNIA (CONTINUED)
    $ 2,500      Los Angeles County Public Works,
                   (Refunding, Series A), MBIA Insured...      RB     Aaa/AAA   09/01/06       6.000% $ 2,811,675
      2,000      Los Angeles Department of Water & Power,
                   (California Electric Plant, Crossover
                   Refunded, due 05/15/30)...............      RB      Aa3/A+   05/15/00(a)    7.125    2,164,500
                                                                                                      -----------
                     TOTAL CALIFORNIA....................                                              32,900,701
                                                                                                      -----------

COLORADO (0.2%)
      1,295      Adams County School District #12, FGIC
                   Insured...............................      GO     Aaa/AAA   12/15/06       6.000    1,457,911
                                                                                                      -----------

CONNECTICUT (0.5%)
      2,815      Connecticut Transportation
                   Infrastructure, (Special Tax
                   Obligation, Prerefunded, Series 1991A,
                   due 06/01/04).........................      RB      NR/AA-   06/01/03(a)    6.600    3,136,670
                                                                                                      -----------

DELAWARE (0.4%)
      2,650      Delaware Transportation Authority,
                   (Transportation System Revenue), AMBAC
                   Insured...............................      RB     Aaa/AAA   07/01/00       5.250    2,728,016
                                                                                                      -----------

DISTRICT OF COLUMBIA (4.6%)
      3,000      District of Columbia, (Refunding, Series
                   A), MBIA Insured......................      GO     Aaa/AAA   06/01/07       6.000    3,323,610
      7,500      District of Columbia, (Refunding, Series
                   C), FGIC Insured......................      GO     Aaa/AAA   12/01/03       5.250    7,841,400
      2,600      District of Columbia, (Series B), MBIA
                   Insured...............................      GO     Aaa/AAA   06/01/02       6.000    2,769,364
      1,200      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA   10/01/00       5.250    1,236,012
      1,000      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA   10/01/03       5.750    1,071,960
      4,015      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA   10/01/05       6.000    4,417,102

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
DISTRICT OF COLUMBIA (CONTINUED)
    $ 5,745      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA   10/01/06       6.000% $ 6,362,300
      3,665      Metropolitan Airport, (Series B, due
                   10/01/10), FGIC Insured...............      RB     Aaa/AAA   10/01/00(a)    7.250    3,988,583
                                                                                                      -----------
                     TOTAL DISTRICT OF COLUMBIA..........                                              31,010,331
                                                                                                      -----------

FLORIDA (3.7%)
      5,765      Dade County School District,
                   (Refunding), MBIA Insured.............      GO     Aaa/AAA   07/15/05       6.000    6,408,893
      1,535      Florida Board of Education, (Capital
                   Outlay, Escrowed to Maturity,
                   Refunded, Series C, due 06/01/01).....      GO     Aaa/AAA   04/06/98(a)    7.000    1,561,832
        465      Florida Board of Education, (Capital
                   Outlay, Unrefunded Balance, Series C,
                   due 06/01/01).........................      GO     Aa2/AA+   04/06/98(a)    7.000      473,031
      6,765      Florida Division Board Financial
                   Department, (General Services Revenue,
                   Department of Environmental
                   Preservation, Series 2000A), AMBAC
                   Insured...............................      RB     Aaa/AAA   07/01/99       5.500    6,925,939
      3,200      Jacksonville Electric Authority, (St.
                   Johns River, Issue 2, Crossover
                   Refunded, Series 5, due 10/01/09).....      RB      Aa1/AA   10/01/99(a)    7.000    3,395,136
      2,000      Jacksonville Health Facilities
                   Authority, (Charity Obligated Group,
                   Refunding, Series A), MBIA Insured....      RB     Aaa/AAA   08/15/06       5.500    2,160,040
      2,000      Tampa (Health System Revenue, Catholic
                   Health East, Refunding, Series A-1),
                   MBIA Insured..........................      RB     Aaa/AAA   11/15/04       5.250    2,106,900
      2,000      Volusia County School District,
                   (Refunding, due 08/01/02), FGIC
                   Insured...............................      GO     Aaa/AAA   08/01/01(a)    6.100    2,149,700
                                                                                                      -----------
                     TOTAL FLORIDA.......................                                              25,181,471
                                                                                                      -----------

GEORGIA (5.0%)
      2,630      Fulton County School District,
                   (Refunding)...........................      GO      Aa3/AA   05/01/14       6.375    3,095,010
      1,000      Georgia Municipal Electric Authority,
                   (Power General Revenue, Refunding,
                   Series A).............................      RB       A3/A    01/01/12       6.500    1,159,070

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
GEORGIA (CONTINUED)
    $ 6,000      Georgia, (Series B).....................      GO     Aaa/AAA   03/01/07       7.200% $ 7,283,700
      3,000      Georgia, (Series B).....................      GO     Aaa/AAA   03/01/10       6.300    3,483,360
      4,470      Georgia, (Series C).....................      GO     Aaa/AAA   07/01/11       5.700    4,964,024
      2,500      Gwinnett County School District,
                   (Refunding, Series B).................      GO     Aa1/AA+   02/01/08       6.400    2,888,275
      5,000      Metropolitan Atlanta Rapid Transit
                   Authority, (Sales Tax Revenue,
                   Refunding, Series P), AMBAC Insured...      RB     Aaa/AAA   07/01/11       6.250    5,786,700
      4,500      Municipal Electric Authority, (Project
                   1, Sixth Crossover), AMBAC Insured....      RB     Aaa/AAA   01/01/08       7.000    5,399,235
                                                                                                      -----------
                     TOTAL GEORGIA.......................                                              34,059,374
                                                                                                      -----------

HAWAII (1.5%)
      5,000      Hawaii State, (Refunding, Series CO),
                   FGIC Insured..........................      GO     Aaa/AAA   03/01/02       6.000    5,348,400
      2,000      Hawaii, (Series BZ).....................      GO      Aa3/A+   10/01/12       6.000    2,274,080
      2,000      Honolulu City & County Improvement,
                   (Refunding, Series B).................      GO      Aa2/AA   10/01/11       5.500    2,167,120
                                                                                                      -----------
                     TOTAL HAWAII........................                                               9,789,600
                                                                                                      -----------

ILLINOIS (9.0%)
      2,000      Chicago Board of Education, (Chicago
                   School Reform), AMBAC Insured.........      GO     Aaa/AAA   12/01/09       6.750    2,394,140
      1,000      Chicago Board of Education, (Lease
                   Certificates, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   01/01/06       6.125    1,118,150
      4,130      Chicago Board of Education, (Lease
                   Certificates, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   01/01/07       6.125    4,644,102
      3,000      Chicago, (Refunding, Series A-2), AMBAC
                   Insured...............................      GO     Aaa/AAA   01/01/11       6.000    3,390,150
      1,500      Chicago, O'Hare International Airport,
                   (Refunding, Second Lien, Series C),
                   MBIA Insured..........................      RB     Aaa/AAA   01/01/09       5.750    1,643,805
      3,280      Cook County, (Refunding, Series C), FGIC
                   Insured...............................      GO     Aaa/AAA   11/15/04       5.800    3,573,265

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
ILLINOIS (CONTINUED)
    $10,000      Cook County, Community School District
                   #54, Schaumburg Township, Zero Coupon,
                   (Capital Appreciation, Prerefunded,
                   Series B, due 01/01/11), FGIC
                   Insured...............................      GO     Aaa/AAA   01/01/03(a)    0.000% $ 4,873,900
      1,375      Du Page County, (Illinois Alternative
                   Revenue Jail Project, Prerefunded, due
                   01/01/21).............................      GO     Aaa/AAA   01/01/02(a)    6.550    1,516,584
      4,440      Hoffman Estates, Tax Increment Revenue,
                   (Economic Development Project Area,
                   Refunding), AMBAC Insured.............      RB     Aaa/AAA   11/15/04       5.500    4,738,679
      3,000      Illinois Municipal Electric Agency,
                   Power Supply, (Refunding), FSA
                   Insured...............................      RB     Aaa/AAA   02/01/06       5.000    3,113,220
      3,000      Illinois, Sales Tax Revenue, (Refunding,
                   Series Q).............................      RB     Aa3/AAA   06/15/09       6.000    3,365,220
      4,175      Illinois, Sales Tax Revenue, (Refunding,
                   Series Q).............................      RB     Aa3/AAA   06/15/12       6.000    4,682,972
        950      Kendall Kane & Will Counties Community
                   Unit School District #308, FGIC
                   Insured...............................      GO     Aaa/AAA   03/01/99       6.200      973,845
      2,500      Metropolitan Pier & Exposition
                   Authority, (McCormick Place Expansion
                   Project, Series A)....................      RB      A2/A+    06/15/06       8.500    3,173,575
      5,420      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding), MBIA
                   Insured...............................      RB     Aaa/AAA   06/15/14       0.000    2,376,778
     11,000      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA   12/15/11       0.000    5,563,360
      9,705      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA   06/15/12       0.000    4,775,248

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
ILLINOIS (CONTINUED)
    $ 2,810      Regional Transportation Authority,
                   (Series D), FGIC Insured..............      RB     Aaa/AAA   06/01/07       7.750% $ 3,507,414
      1,000      University of Illinois, Auxiliary
                   Facilities, (Escrowed to Maturity, due
                   10/01/01).............................      RB     Aaa/AAA   10/01/98(a)    6.000    1,068,030
                                                                                                      -----------
                     TOTAL ILLINOIS......................                                              60,492,437
                                                                                                      -----------

INDIANA (1.6%)
      3,955      Indiana Health Facility Financing
                   Authority, (Sisters of Francis Health
                   Services, Refunding, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   11/01/05       5.500    4,214,171
      2,000      Indiana Municipal Power Agency, Power
                   Supply System Revenue, (Refunding,
                   Series B), MBIA Insured...............      RB     Aaa/AAA   01/01/13       6.000    2,247,560
      3,915      Indiana Transportation Finance
                   Authority, Highway Revenue,
                   (Refunding, Series A), AMBAC
                   Insured...............................      RB     Aaa/AAA   06/01/09       5.250    4,131,225
                                                                                                      -----------
                     TOTAL INDIANA.......................                                              10,592,956
                                                                                                      -----------

KENTUCKY (0.5%)
      3,350      Kentucky Turnpike Authority, (Escrowed
                   to Maturity, Series A, due
                   07/01/02).............................      RB      Aaa/NR   04/06/98(a)    7.100    3,566,477
                                                                                                      -----------

LOUISIANA (0.9%)
      6,000      Louisiana, (Refunding, Series A), FGIC
                   Insured...............................      GO     Aaa/AAA   08/01/00       6.000    6,283,860
                                                                                                      -----------

MARYLAND (1.8%)
      1,560      Anne Arundel County.....................      GO      Aa/AA+   09/01/06       6.000    1,747,387
      1,000      Maryland Department of Transportation,
                   (Prerefunded, due 08/15/05)...........      RB     Aaa/AAA   08/15/99(a)    6.700    1,061,120

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
MARYLAND (CONTINUED)
    $ 5,435      Maryland Health & Higher Educational
                   Facilities Authority, (John Hopkins
                   University, Refunding)................      RB     Aa2/AA-   07/01/03       5.750% $ 5,804,689
      3,000      Maryland, (3rd Series, due 07/15/03)....      GO     Aaa/AAA   07/15/01(a)    6.400    3,239,400
                                                                                                      -----------
                     TOTAL MARYLAND......................                                              11,852,596
                                                                                                      -----------

MASSACHUSETTS (5.3%)
      5,650      Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System, Refunding, Series A)..........      RB      A1/AA-   03/01/08       7.000    6,754,462
      3,700      Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System, Series A), MBIA Insured.......      RB     Aaa/AAA   03/01/10       5.500    3,999,663
      7,300      Massachusetts State (Refunding, Series
                   A), AMBAC Insured.....................      GO     Aaa/AAA   08/01/10       5.750    8,092,123
      2,000      Massachusetts State Water Authority,
                   (General Series A), FSA Insured.......      RB     Aaa/AAA   08/01/10       5.500    2,176,040
     10,000      Massachusetts State Water Resource
                   Authority, (Series A).................      RB       A2/A    07/15/08       6.500   11,692,200
      1,495      Massachusetts, State College Building
                   Authority, (Refunding, Series A)......      RB      A1/AA-   05/01/11       7.500    1,902,014
      1,060      Wareham, (due 01/15/03), AMBAC
                   Insured...............................      GO     Aaa/AAA   01/15/01(a)    6.800    1,168,491
                                                                                                      -----------
                     TOTAL MASSACHUSETTS.................                                              35,784,993
                                                                                                      -----------

MICHIGAN (1.5%)
      6,045      Michigan State Building Authority,
                   (Facilites Program, Refunding, Series
                   I), AMBAC Insured.....................      RB     Aaa/AAA   10/01/04       6.000    6,653,067
      2,905      Michigan State Hospital Finance
                   Authority Revenue, (Mercy Health
                   Services, Refunding, Series T)........      RB     Aa3/AA-   08/15/04       5.750    3,139,666
                                                                                                      -----------
                     TOTAL MICHIGAN......................                                               9,792,733
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
MINNESOTA (2.3%)
    $ 5,000      University of Minnesota, (Series A).....      RB      Aa2/AA   07/01/10       5.750% $ 5,524,750
      5,000      University of Minnesota, (Series A).....      RB      Aa2/AA   07/01/15       5.750    5,522,900
      4,290      Western Minnesota Municipal Power
                   Agency, (Prerefunded, due 01/01/04),
                   MBIA Insured..........................      RB     Aaa/AAA   04/06/98(a)   10.125    4,484,165
                                                                                                      -----------
                     TOTAL MINNESOTA.....................                                              15,531,815
                                                                                                      -----------

MISSISSIPPI (2.2%)
      6,000      Mississippi Home Corp Residual Revenue,
                   Zero Coupon, (Capital Appreciation,
                   Refunded, Series C)...................      RB      AAA/NR   09/01/13       0.000    2,749,920
     10,995      Mississippi, (Escrowed to Maturity).....      GO     Aaa/AAA   02/01/08       6.200   12,354,972
                                                                                                      -----------
                     TOTAL MISSISSIPPI...................                                              15,104,892
                                                                                                      -----------

MISSOURI (0.7%)
      4,000      St. Louis County Regional Convention &
                   Sports Complex Authority,
                   (Prerefunded, Series B, due
                   08/15/21).............................      RB     Aaa/AAA   08/15/03(a)    7.000    4,571,520
                                                                                                      -----------

NEBRASKA (0.6%)
      4,000      Nebraska Public Power District, (Nuclear
                   Facilities, Refunding)................      RB      A1/A+    07/01/00       5.200    4,105,320
                                                                                                      -----------

NEVADA (4.7%)
        500      Carson City School District,
                   (Prerefunded, due 04/01/03), FGIC
                   Insured...............................      GO     Aaa/AAA   04/01/00(a)    6.750      537,555
      8,200      Clark County School District, (Series
                   A), MBIA Insured......................      GO     Aaa/AAA   06/01/11       7.000   10,069,108
      3,000      Clark County School District, FGIC
                   Insured...............................      GO     Aaa/AAA   06/15/03       6.000    3,262,710
      3,000      Clark County, (Passenger Facilities, Las
                   Vegas McCarran International Airport,
                   Series A), AMBAC Insured..............      RB     Aaa/AAA   07/01/08       6.250    3,214,170
      1,685      Las Vegas, Clark County Library
                   District, (Prerefunded, Series A, due
                   06/01/03), FGIC Insured...............      GO     Aaa/AAA   06/01/01(a)    6.600    1,830,028

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEVADA (CONTINUED)
    $ 1,200      Las Vegas, Clark County Library
                   District, (Prerefunded, Series A, due
                   06/01/04), FGIC Insured...............      GO     Aaa/AAA   06/01/01(a)    6.700% $ 1,306,896
      1,280      Las Vegas, Clark County Library
                   District, (Refunding, Series B, due
                   08/01/04), FGIC Insured...............      GO     Aaa/AAA   08/01/01(a)    6.700    1,400,218
      6,015      Nevada State, (Refunding, Series A-1)...      GO      Aa2/AA   05/15/10       6.000    6,756,409
      1,985      Nevada State, (Refunding, Series A-2)...      GO      Aa2/AA   05/15/10       6.000    2,229,671
      1,330      Nevada, (Prison Facilities, Prerefunded,
                   due 08/01/04).........................      GO      Aa2/AA   08/01/00(a)    7.000    1,445,497
                                                                                                      -----------
                     TOTAL NEVADA........................                                              32,052,262
                                                                                                      -----------

NEW HAMPSHIRE (1.1%)
      4,900      New Hampshire Higher Educational &
                   Health Facilities Authority,
                   (Dartmouth College, Refunding)........      RB      Aaa/NR   06/01/07       6.750    5,796,896
      1,720      New Hampshire, (Prerefunded, Series A,
                   due 06/15/03).........................      GO      Aa/AA+   06/15/01(a)    6.600    1,881,818
                                                                                                      -----------
                     TOTAL NEW HAMPSHIRE.................                                               7,678,714
                                                                                                      -----------

NEW JERSEY (5.9%)
      4,180      Jersey City, (Refunding, Series A)......      GO      Aa3/AA   10/01/11       6.250    4,805,704
      7,000      New Jersey Economic Development
                   Authority, (Market Transition
                   Facilities, Series A), MBIA Insured...      RB     Aaa/AAA   07/01/02       5.400    7,348,110
      1,325      New Jersey Economic Development
                   Authority, (New Jersey Performing Arts
                   Center, Series PJ-A), AMBAC Insured...      RB     Aaa/AAA   06/15/07       6.000    1,491,950
      1,500      New Jersey Sports & Exposition
                   Authority, (Sports Complex, Refunding,
                   Escrowed to Maturity).................      RB      Aa1/NR   01/01/00       8.100    1,610,355
      6,000      New Jersey Transportation Authority,
                   (Refunding, Series B), MBIA Insured...      RB     Aaa/AAA   06/15/05       6.000    6,671,400
      7,500      New Jersey Transportation Authority,
                   (Refunding, Series B), MBIA Insured...      RB     Aaa/AAA   06/15/10       6.500    8,948,325
      2,500      New Jersey Turnpike Authority,
                   (Refunding, Series A), MBIA Insured...      RB     Aaa/AAA   01/01/00       6.200    2,602,850

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW JERSEY (CONTINUED)
    $ 1,000      New Jersey Turnpike Authority,
                   (Refunding, Series A), MBIA Insured...      RB     Aaa/AAA   01/01/01       5.700% $ 1,044,100
      5,275      Ocean County Utilities Authority,
                   (Wastewater Revenue, Refunding).......      RB      Aa2/NR   01/01/99       5.000    5,328,225
                                                                                                      -----------
                     TOTAL NEW JERSEY....................                                              39,851,019
                                                                                                      -----------

NEW YORK (9.7%)
      1,990      Monroe County, Public Improvement,
                   (Partially Prerefunded, due 06/01/09),
                   AMBAC Insured.........................      GO     Aaa/AAA   06/01/08(a)    6.000    2,271,684
      1,295      Monroe County, Public Improvement,
                   (Partially Prerefunded, due 06/01/10),
                   AMBAC Insured.........................      GO     Aaa/AAA   06/01/08(a)    6.000    1,478,307
        110      Monroe County, Public Improvement,
                   (Prerefunded, due 06/01/09), AMBAC
                   Insured...............................      GO     Aaa/AAA   06/01/08(a)    6.000      125,570
        120      Monroe County, Public Improvement,
                   (Prerefunded, due 06/01/10), AMBAC
                   Insured...............................      GO     Aaa/AAA   06/01/08(a)    6.000      136,986
      2,000      Municipal Assistance Corp. for the City
                   of New York, (Series E)...............      RB      Aa2/AA   07/01/06       6.000    2,225,760
         95      New York City, (Escrowed to Maturity,
                   Refunding, Series H, Subseries H-1)...      GO     A3/BBB+   08/01/01       5.500       99,247
      1,465      New York City, (Escrowed to Maturity,
                   Series B).............................      GO     Aaa/AAA   06/01/01       8.000    1,642,309
      2,645      New York City, (Refunding, Series A)....      GO     A3/BBB+   08/01/02       5.750    2,794,099
      7,000      New York City, (Refunding, Series A)....      GO     A3/BBB+   08/01/04       6.750    7,859,250
      3,000      New York City, (Refunding, Series F)....      GO     A3/BBB+   08/01/06       5.500    3,171,900
      4,480      New York City, (Refunding, Series G)....      GO     A3/BBB+   08/01/03       5.000    4,604,499
      1,000      New York City, (Series E), FGIC
                   Insured...............................      GO     Aaa/AAA   02/15/06       6.500    1,140,430
      3,425      New York City, (Series F)...............      GO     A3/BBB+   02/15/03       6.200    3,692,013
      2,000      New York City, (Series G), AMBAC
                   Insured...............................      GO     Aaa/AAA   10/15/07       6.000    2,242,700
      4,580      New York City, (Unrefunded Balance,
                   Series H, Subseries H-1)..............      GO     A3/BBB+   08/01/01       5.500    4,759,673

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 5,000      New York State Dormitory Authority,
                   (Refunding, due 08/01/13), AMBAC
                   Insured...............................      RB     Aaa/AAA   02/01/08(a)    4.400% $ 4,964,050
      2,850      New York State Dormitory Authority,
                   (Secured Hospital, Interfaith Medical
                   Center, Series D).....................      RB     Baa1/BBB+ 02/15/04       5.500    2,981,499
      2,000      New York State Local Government
                   Assistance Corp, (Refunding, Series
                   A), AMBAC Insured.....................      RB     Aaa/AAA   04/01/06       6.000    2,224,420
      1,500      New York State Urban Development Corp.,
                   (Correctional Capital Facilities,
                   Prerefunded, Series 1, due
                   01/01/14).............................      RB      Aaa/NR   01/01/00(a)    7.750    1,630,560
        805      New York, (Unrefunded Balance, Series
                   F)....................................      GO     A3/BBB+   02/15/02       6.100      855,562
      8,700      Triborough Bridge & Tunnel Authority,
                   (Refunding, General Purpose, Series
                   X)....................................      RB      Aa/A+    01/01/12       6.625   10,279,224
      4,000      Triborough Bridge & Tunnel Authority,
                   (Refunding, Series V, due 01/01/05),
                   FGIC Insured..........................      RB     Aaa/AAA   01/01/01(a)    6.875    4,330,680
                                                                                                      -----------
                     TOTAL NEW YORK......................                                              65,510,422
                                                                                                      -----------

OHIO (1.2%)
      2,000      Ohio State Building Authority, (Admin
                   Building Fund, Series A)..............      RB     Aa3/AA-   10/01/06       5.500    2,160,580
      2,000      Ohio State Building Authority, (Admin
                   Building Fund, Series A, due
                   10/01/09).............................      RB     Aa3/AA-   10/01/08(a)    5.250    2,107,560
      3,195      Ohio Water Development Authority,
                   (Refunding, Escrowed to Maturity, due
                   12/01/10).............................      RB     Aaa/AAA   06/01/98(a)    9.375    4,062,570
                                                                                                      -----------
                     TOTAL OHIO..........................                                               8,330,710
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
PENNSYLVANIA (1.4%)
    $ 1,175      Bethel Park School District,
                   (Prerefunded, Series B, due 02/01/02),
                   AMBAC Insured.........................      GO     Aaa/AAA   02/01/00(a)    6.550% $ 1,232,117
        970      Pennsylvania Higher Education Assistance
                   Agency, Student Loan Revenue,
                   (Refunding, Series A), FGIC Insured...      RB     Aaa/AAA   12/01/00       6.800    1,034,844
      1,310      Pennsylvania Higher Education Facilities
                   Authority, College & University
                   Revenue, (University of Pennsylvania,
                   Refunding, Series A)..................      RB      Aa2/AA   09/01/02       6.500    1,443,476
      2,800      Pennsylvania Higher Educational
                   Facilities Authority, Health Services
                   Revenue, (University of Pennsylvania,
                   Series A).............................      RB      Aa3/AA   01/01/06       6.000    3,096,016
      1,500      Pennsylvania, (2nd Series A, due
                   11/01/04), MBIA Insured...............      GO     Aaa/AAA   11/01/01(a)    6.500    1,641,510
      1,000      Pennsylvania, (Refunding and Projects,
                   1st Series A), AMBAC Insured..........      GO     Aaa/AAA   01/01/01       6.600    1,069,000
                                                                                                      -----------
                     TOTAL PENNSYLVANIA..................                                               9,516,963
                                                                                                      -----------

RHODE ISLAND (0.9%)
      2,000      Rhode Island, (Prerefunded, Series B,
                   due 10/15/01).........................      GO      A1/AA-   10/15/99(a)    6.700    2,126,520
      3,785      Rhode Island, Construction Capital
                   Development, (Series B)...............      GO      A1/AA-   05/15/00       6.000    3,944,878
                                                                                                      -----------
                     TOTAL RHODE ISLAND..................                                               6,071,398
                                                                                                      -----------

SOUTH CAROLINA (0.2%)
      1,000      Piedmont Municipal Power Agency,
                   (Escrowed to Maturity, Refunding),
                   MBIA Insured..........................      RB     Aaa/AAA   01/01/08       6.200    1,141,010
                                                                                                      -----------

TENNESSEE (0.6%)
      3,500      Rutherford County, (Capital Outlay
                   Notes, Series A)......................      GO     Aa3/AA-   05/01/07       6.500    4,041,625
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
TEXAS (6.9%)
    $ 1,500      Addison, (Refunding, due 09/01/00), FGIC
                   Insured...............................      GO     Aaa/AAA   09/01/98(a)    6.250% $ 1,518,150
      1,000      Arlington, (due 08/01/00), AMBAC
                   Insured...............................      GO     Aaa/AAA   08/01/99(a)    6.850    1,042,930
      1,050      Austin Independent School District,
                   (Refunding, Series 1991), PSFG
                   Insured...............................      GO     Aaa/AAA   08/01/99       6.200    1,085,500
      1,500      Austin, Utilities System, (Escrowed to
                   Maturity, due 10/01/01)...............      RB     Aaa/AAA   10/01/98(a)    6.500    1,619,550
      7,500      Austin, Utilities System, (Refunding,
                   Series A), FSA Insured................      RB     Aaa/AAA   11/15/03       5.750    7,999,275
        975      Conroe Independent School District,
                   (Prerefunded, due 02/01/01), MBIA
                   Insured...............................      GO     Aaa/AAA   02/01/99(a)    7.100    1,004,474
         25      Conroe Independent School District,
                   (Unrefunded Balance, due 02/01/01),
                   MBIA Insured..........................      GO     Aaa/AAA   02/01/99(a)    7.100       25,697
      2,260      Corpus Christi Independent School
                   District, (Refunding), PSFG Insured...      GO     Aaa/AAA   08/15/05       6.000    2,505,798
      1,305      Dallas County, Flood Control District
                   #1, (Prerefunded, due 04/01/10).......      GO      Aaa/NR   04/01/08(a)    9.250    1,806,146
      1,650      El Paso Independent School District,
                   (Prerefunded, due 07/01/03), PSFG
                   Insured...............................      GO     Aaa/AAA   07/01/01(a)    6.550    1,775,400
      1,700      Harris County, (Road Improvement
                   Authority, Prerefunded, due 11/01/03),
                   MBIA Insured..........................      GO     Aaa/AAA   11/01/99(a)    7.000    1,787,057
      3,805      Lewisville Independent School District,
                   (Refunding), PSFG Insured.............      GO      Aaa/NR   08/15/03       6.000    4,142,123
      2,325      Northwest Independent School District,
                   Zero Coupon, (Capital Appreciation,
                   Refunding), PSFG Insured..............      GO      Aaa/NR   08/15/03       0.000    1,842,121
      2,320      Northwest Independent School District,
                   Zero Coupon, (Capital Appreciation,
                   Refunding), PSFG Insured..............      GO      Aaa/NR   08/15/04       0.000    1,753,874
      2,000      Plano Independent School District,
                   (Prerefunded, Series B, due 02/15/04),
                   FGIC Insured..........................      GO     Aaa/AAA   02/15/01(a)    6.550    2,138,680
      1,500      San Antonio, (Refunding)................      GO      Aa/AA    08/01/07       6.000    1,671,525

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
TEXAS (CONTINUED)
    $ 2,000      Tarrant County, Health Facilities
                   Development Corp., (Texas Health
                   Resources System, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA   02/15/04       5.500% $ 2,121,120
        700      Texas A & M University, (Permanent
                   University Fund, Refunding, due
                   07/01/98).............................      RB     Aaa/AAA   04/06/98(a)    6.500      706,790
      2,000      Texas, Public Finance Authority,
                   (Prerefunded, due 10/01/02)...........      GO      NR/AA    10/01/00(a)    6.300    2,112,420
      1,000      Texas, Public Finance Authority,
                   (Prerefunded, due 10/01/05)...........      GO      NR/AA    10/01/00(a)    6.500    1,061,050
      4,000      Texas, Public Finance Authority,
                   (Refunding, Series B).................      GO      Aa2/AA   10/01/03       6.000    4,374,360
      2,500      University of Texas, (Permanent
                   University Fund, Refunding)...........      RB     Aaa/AAA   07/01/01       6.300    2,681,200
                                                                                                      -----------
                     TOTAL TEXAS.........................                                              46,775,240
                                                                                                      -----------

UTAH (2.8%)
      1,625      Intermountain Power Agency, (Refunding,
                   Series B), MBIA Insured...............      RB     Aaa/AAA   07/01/09       6.500    1,900,844
      5,130      Intermountain Power Agency, (Refunding,
                   Series C), MBIA Insured...............      RB     Aaa/AAA   07/01/00       6.000    5,365,723
      4,155      Intermountain Power Agency, (Refunding,
                   Series C), MBIA Insured...............      RB     Aaa/AAA   07/01/01       6.000    4,403,054
      6,645      Intermountain Power Agency, (Refunding,
                   Series C), MBIA Insured...............      RB     Aaa/AAA   07/01/02       6.000    7,142,843
                                                                                                      -----------
                     TOTAL UTAH..........................                                              18,812,464
                                                                                                      -----------

VIRGINIA (1.1%)
      5,000      Virginia Public School Authority,
                   (Refunding)...........................      RB      Aa/AA    01/01/02       6.000    5,332,800
      2,000      Virginia Public School Authority,
                   (Series A, due 08/01/04)..............      RB      Aa2/AA   08/01/01(a)    6.500    2,187,300
                                                                                                      -----------
                     TOTAL VIRGINIA......................                                               7,520,100
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
WASHINGTON (7.0%)
    $ 1,555      King & Snohomish Counties, School
                   District #417, (due 12/01/02), FGIC
                   Insured...............................      GO     Aaa/AAA   12/01/00(a)    6.600% $ 1,660,538
      6,355      King County, (Refunding, Series B)......      GO     Aa1/AA+   01/01/01       6.700    6,812,052
      1,000      Pierce County School District #320,
                   Sumner Washington, (due 12/01/02),
                   MBIA Insured..........................      GO     Aaa/AAA   12/01/01(a)    6.600    1,086,540
      2,955      Seattle, Municipal Sewer Revenue,
                   (Prerefunded, Series T, due
                   01/01/31).............................      RB     Aaa/AA-   01/01/00(a)    6.875    3,164,362
      1,000      Snohomish County School District #15
                   (Prerefunded, due 12/01/06)...........      GO      NR/AAA   12/01/99(a)    7.150    1,056,200
      1,250      Snohomish County School District #2,
                   (Refunding, Series A, due 12/01/02),
                   MBIA Insured..........................      GO     Aaa/AAA   06/01/01(a)    6.700    1,340,938
      4,815      Washington Public Power Supply System,
                   (Nuclear Project #1, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA   07/01/06       6.000    5,319,564
      4,000      Washington Public Power Supply System,
                   (Nuclear Project #1, Refunding, Series
                   B)....................................      RB     Aa1/AA-   07/01/03       5.750    4,238,840
      2,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-   07/01/06       7.250    2,360,460
      5,265      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-   07/01/01       6.300    5,587,587
      4,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-   07/01/09       5.750    4,320,040
      2,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   C, due 07/01/01), FGIC Insured........      RB     Aaa/AAA   01/01/01(a)    7.000    2,181,000
      1,500      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   C, due 07/01/02)......................      RB     Aa1/AA-   01/01/01(a)    7.500    1,654,995
      1,000      Washington, (Prerefunded, Series B, due
                   08/01/02).............................      GO     Aa1/AA+   08/01/00(a)    6.750    1,062,960

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
WASHINGTON (CONTINUED)
    $ 1,750      Washington, (Refunding, Series R-92-A,
                   due 09/01/02).........................      GO     Aa1/AA+   09/01/01(a)    6.300% $ 1,889,843
      3,075      Washington, (Series A)..................      GO     Aa1/AA+   01/01/07       5.250    3,260,392
                                                                                                      -----------
                     TOTAL WASHINGTON....................                                              46,996,311
                                                                                                      -----------

WEST VIRGINIA (0.6%)
      1,000      Berkeley County Board of Education,
                   (Escrowed to Maturity), MBIA
                   Insured...............................      GO     Aaa/AAA   04/01/01       7.300    1,093,640
      3,000      West Virginia Public Energy Authority,
                   (Morgantown Association Project,
                   Series A, due 07/01/08), LOC Swiss
                   Bank Corp.............................      RB     Aa1/AA+   01/01/06(a)    5.050    3,016,350
                                                                                                      -----------
                     TOTAL WEST VIRGINIA.................                                               4,109,990
                                                                                                      -----------

WISCONSIN (2.1%)
      4,160      Milwaukee County Wisconsin, Zero Coupon
                   (Capital Appreciation, Refunding,
                   Series A) FGIC Insured................      GO     Aaa/AAA   12/01/10       0.000    2,302,061
      1,500      Racine Unified School District, (due
                   04/01/01), AMBAC Insured..............      GO     Aaa/AAA   04/01/99(a)    6.500    1,538,850
      5,000      Wisconsin, (Series A)...................      GO      Aa2/AA   05/01/99       5.750    5,115,450
      5,000      Wisconsin, Transportation Revenue,
                   (Refunding, Series A).................      RB      A1/AA-   07/01/06       4.600    5,048,600
                                                                                                      -----------
                     TOTAL WISCONSIN.....................                                              14,004,961
                                                                                                      -----------

WYOMING (0.6%)
      3,600      Platte County, (PCR, Basin Electric
                   Power Cooperative, Refunding).........      RB       A2/A    01/01/06       4.950    3,705,912
                                                                                                      -----------
                 TOTAL LONG TERM INVESTMENTS (COST $622,297,563)....................................  656,179,681
                                                                                                      -----------
SHORT-TERM INVESTMENTS (4.5%)
ALASKA (1.1%)
      7,100      Valdez Alaska Marine Terminal, (Exxon
                   Pipeline Co. Project, Refunding,
                   Series C, due 12/01/33)...............    VRDN     VMIG1/A-1+ 03/02/98(b)   3.650    7,100,000
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
ARIZONA (0.3%)
    $ 1,800      Maricopa County, (PCR, Refunding, Series
                   D, due 05/01/29), LOC Bank of
                   America...............................    VRDN     P-1/A-1+  03/02/98(b)    3.550% $ 1,800,000
                                                                                                      -----------

CALIFORNIA (0.2%)
      1,300      Los Angeles Regional Airports
                   Improvement Corp., (Los Angeles
                   International Airport, due 12/01/25),
                   LOC Societe Generale..................    VRDN     NR/A-1+   03/02/98(b)    3.700    1,300,000
                                                                                                      -----------

GEORGIA (0.5%)
        800      Appling County Development Authority,
                   (PCR Georgia Power Co. Plant, Hatch
                   Project, due 09/01/29)................    VRDN     VMIG1/A-1 03/02/98(b)    3.550      800,000
      1,200      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project #1, due 04/01/32).............    VRDN     VMIG1/A-1 03/02/98(b)    3.550    1,200,000
                 Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-4th. Series, due 07/01/24)....    VRDN     VMIG1/A-1 03/02/98(b)    3.900      500,000
      1,100      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-5th Series, due 07/01/24).....    VRDN     VMIG1/A-1 03/02/98(b)    3.650    1,100,000
                                                                                                      -----------
                                                                                                        3,600,000
                                                                                                      -----------

ILLINOIS (0.1%)
        500      Illinois Development Finance Authority,
                   (Olin Corp. Project, Refunding, Series
                   A, due 06/01/04), LOC Wachovia Bank...    VRDN     NR/A-1+   03/02/98(b)    3.600      500,000
        200      Illinois Educational Facilities
                   Authority, (University Pooled
                   Financing Program, due 12/01/05), FGIC
                   Insured...............................    VRDN     VMIG1/A-1+ 03/04/98(b)   3.350      200,000
                                                                                                      -----------
                                                                                                          700,000
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
INDIANA (0.0%)*
    $   200      Indiana Development Finance Authority,
                   (Bayer Corp. Project, Refunding, due
                   03/01/09).............................    VRDN     P-1/A-1+  03/02/98(b)    3.600% $   200,000
                                                                                                      -----------

KANSAS (0.0%)*
        100      Kansas City, (Industry Revenue
                   Development Corp., Refunding, IDR, due
                   08/01/15), LOC Credit Suisse First
                   Boston................................    VRDN     VMIG1/NR  03/02/98(b)    3.900      100,000
                                                                                                      -----------

LOUISIANA (0.0%)*
        100      Calcasieu Parish, (Industrial
                   Development Board, Refunding, Olin
                   Corp. Project, Series B, due
                   02/01/16), LOC Wachovia Bank..........    VRDN     NR/A-1+   03/02/98(b)    3.600      100,000
                                                                                                      -----------

MISSOURI (0.2%)
      1,100      Missouri Environmental Impact Authority
                   & Energy Resource Authority, (Bayer
                   Corp. Project, Refunding, due
                   03/01/09).............................    VRDN      P-1/NR   03/02/98(b)    3.000    1,100,000
                                                                                                      -----------

NEW YORK (0.7%)
      4,950      New York State Energy Research and
                   Development Authority, (PCR, New York
                   Electric and Gas, Series D, due
                   10/01/29), LOC Union Bank of
                   Switzerland...........................    VRDN     VMIGI/A-1+ 03/02/98(b)   3.600    4,950,000
                                                                                                      -----------

NORTH CAROLINA (0.2%)
      1,300      Winston Salem Water & Sewer System, (due
                   12/01/08), SPA-Wachovia Bank & Trust
                   Insured...............................    VRDN     VMIG1/A-1 03/04/98(b)    3.500    1,300,000
                                                                                                      -----------

SOUTH DAKOTA (0.2%)
      1,100      Lawrence County, (PCR, Homestake Mining,
                   Refunding, Series B, due 07/01/32),
                   LOC Chase Manhattan Bank..............    VRDN      P-1/NR   03/02/98(b)    3.600    1,100,000
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
TEXAS (0.7%)
    $ 5,000      Texas, (Series A).......................     TAN     MIG1/Sp1+ 08/31/98       4.750% $ 5,029,600
                                                                                                      -----------

WEST VIRGINIA (0.0%)*
        200      Marshall County, (Bayer Corp. Project,
                   Refunding, due 03/01/09)..............    VRDN     P-1/A-1+  03/02/98(b)    3.600      200,000
                                                                                                      -----------

WYOMING (0.3%)
        300      Lincoln County, (PCR, Exxon Project,
                   Series B, due 11/01/14)...............    VRDN     P-1/A-1+  03/02/98(b)    3.600      300,000
      1,550      Platte County, (PCR, Tri-State G&T,
                   Series A, due 07/01/14), LOC Societe
                   Generale..............................    VRDN      P-1/NR   03/02/98(b)    3.900    1,550,000
                                                                                                      -----------
                                                                                                        1,850,000
                                                                                                      -----------
                 TOTAL SHORT-TERM INVESTMENTS (COST $30,421,641)....................................   30,429,600
                                                                                                      -----------
                 TOTAL INVESTMENTS (COST $652,719,204) (101.7%).....................................  686,609,281
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)......................................  (11,529,486)
                                                                                                      -----------
                 NET ASSETS (100.0%)................................................................  $675,079,795
                                                                                                      -----------
                                                                                                      -----------

------------------------------
Note: Based on the cost of the investments of $652,719,204 for federal income tax purposes at February 28, 1998, the aggregate gross unrealized appreciation and depreciation was $34,114,856 and $224,779, respectively, resulting in net unrealized appreciation of investments of $33,890,077.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their feature. The actual maturity date is indicated in the security description

* Less than 0.1%.

AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Company, FSA -Financial Securities Assurance, GO - General Obligation, IDR Industrial Development Revenue, LOC-Letter of Credit, MBIA-Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RB - Revenue Bond, SPA - Standby Purchase Agreement, TAN - Tax Anticipation Note, VRDN - Variable Rate Demand Note.

Crossover Refunded: Bonds for which the issuer of the bond invest the proceeds from a subsequent bond issue in cash and/or securities which have been deposited.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity coincides with the first call date of the first bond.

Prerefunded: Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding: Bonds for which the issuer has issued new bonds and canceled the old issue.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $652,719,204)           $686,609,281
Cash                                                     74,023
Interest Receivable                                   7,744,225
Prepaid Trustees' Fees                                    2,141
Prepaid Expenses and Other Assets                         2,850
                                                   ------------
    Total Assets                                    694,432,520
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    19,125,014
Advisory Fee Payable                                    154,605
Custody Fee Payable                                      19,638
Administrative Services Fee Payable                      15,464
Administration Fee Payable                                1,358
Fund Services Fee Payable                                   125
Accrued Expenses                                         36,521
                                                   ------------
    Total Liabilities                                19,352,725
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $675,079,795
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $16,141,271
EXPENSES
Advisory Fee                                       $940,061
Administrative Services Fee                          94,569
Custodian Fees and Expenses                          81,145
Professional Fees and Expenses                       22,141
Fund Services Fee                                    11,153
Administration Fee                                    5,075
Trustees' Fees and Expenses                           4,121
Miscellaneous                                         4,753
                                                   --------
    Total Expenses                                              1,163,018
                                                              -----------
NET INVESTMENT INCOME                                          14,978,253
NET REALIZED GAIN ON INVESTMENTS                                  325,883
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                  10,912,554
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $26,216,690
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1998     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1997
                                                   -----------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     14,978,253    $    26,643,745
Net Realized Gain on Investments                            325,883            829,545
Net Change in Unrealized Appreciation of
  Investments                                            10,912,554          9,668,350
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         26,216,690         37,141,640
                                                   -----------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           163,066,517        284,352,430
Withdrawals                                            (117,801,326)      (209,280,115)
                                                   -----------------   ---------------
    Net Increase from Investors' Transactions            45,265,191         75,072,315
                                                   -----------------   ---------------
    Total Increase in Net Assets                         71,481,881        112,213,955
NET ASSETS
Beginning of Period                                     603,597,914        491,383,959
                                                   -----------------   ---------------
End of Period                                      $    675,079,795    $   603,597,914
                                                   -----------------   ---------------
                                                   -----------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                      FOR THE
                                                                                                      PERIOD
                                                                                                   JULY 12, 1993
                                                                                                   (COMMENCEMENT
                                                        FOR THE                                         OF
                                                      SIX MONTHS          FOR THE FISCAL YEAR       OPERATIONS)
                                                         ENDED             ENDED AUGUST 31,             TO
                                                   FEBRUARY 28, 1998   -------------------------    AUGUST 31,
                                                      (UNAUDITED)      1997   1996   1995   1994       1993
                                                   -----------------   ----   ----   ----   ----   -------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.37%(a) 0.38% 0.38%  0.42%  0.41%          0.40%(a)
  Net Investment Income                                        4.78%(a) 4.93% 4.92%  5.15%  4.68%          4.58%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                        --      --     --     --     --           0.01%(a)
Portfolio Turnover                                                6%(b)   25%   25%    47%    33%            43%(b)+

------------------------
(a) Annualized.

(b) Not Annualized.

+ Portfolio's turnover is for the twelve month period ended August 31, 1993, and includes the portfolio activity of the Portfolio's predecessor entity, The JPM Pierpont Tax Exempt Bond Fund, for the period September 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $466,873,082 on that date from the J.P. Morgan Tax Exempt Bond Fund (formerly The JPM Pierpont Tax Exempt Bond Fund) in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax, consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding, varying maturity dates, and the coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. For the six months ended February 28, 1998, this fee amounted to $940,061.

   b) The portfolio has retained Funds Distributor Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended February 28,1998, the fee for these services amounted to $5,075.

   c) The portfolio has an Administrative Services agreement (the "Services agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended February 28, 1998, the fee for these services amounted to $94,569.

   d) The portfolio has a Fund Services agreement with Pierpont Group, Inc. ("group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of group. The portfolio's allocated portion of group's costs in performing its services amounted to $11,153 for the six months ended February 28, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of group and receives compensation and employee benefits from group in his role as group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,300.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the six months ended February 28,1998 were as follows:

COST OF              PROCEEDS
   PURCHASES        FROM SALES
-----------------   -----------
$107,083,546......  $36,249,435

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN FUNDS

     FEDERAL MONEY MARKET FUND

     PRIME MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     BOND FUND

     CALIFORNIA BOND FUND: SELECT SHARES

     EMERGING MARKETS DEBT FUND

     GLOBAL STRATEGIC INCOME FUND

     NEW YORK TOTAL RETURN BOND FUND

     SHORT TERM BOND FUND

     TAX EXEMPT BOND FUND

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     TAX AWARE U.S. EQUITY FUND: SELECT SHARES

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     U.S. SMALL COMPANY OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     JAPAN EQUITY FUND


FOR MORE INFORMATION ON HOW THE J.P. MORGAN FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.


J.P. MORGAN
TAX EXEMPT
BOND FUND



SEMI-ANNUAL REPORT
FEBRUARY 28, 1998